MANAGERS TRUST I

MANAGERS FREMONT GLOBAL FUND

Supplement dated May 19, 2008

to the Prospectus dated March 1, 2008

The following information supplements and supersedes any information to the contrary relating to Managers Fremont Global Fund (the “Fund”), a series of Managers Trust I (the “Trust”), contained in the Fund’s Prospectus dated March 1, 2008 (the “Prospectus”).

At a meeting held on May 15-16, 2008, the Trust’s Board of Trustees approved the termination of the subadvisory agreements with respect to the Fund between the Fund’s investment manager, Managers Investment Group LLC (“Managers”), and each of Armstrong Shaw Associates Inc. (“Armstrong Shaw”) and Northstar Capital Management, Inc. (“Northstar”). Therefore, effective May 17, 2008, Armstrong Shaw and Northstar will no longer be subadvisors to the Fund, and the Fund’s portfolio will continue to be subadvised by Alliance Bernstein, L.P. (“Alliance Bernstein”), First Quadrant, L.P. (“First Quadrant”) and Wellington Management Company, LLP (“Wellington”), each managing a portion of the portfolio.

Effective May 17, 2008, the Prospectus is hereby amended as follows:

All references to Armstrong Shaw and Northstar shall be deleted and all references to the subadvisors to the Fund shall now refer to Alliance Bernstein, First Quadrant and Wellington. In addition, the first two paragraphs on page 33 of the Prospectus under the section titled “Summary of the Funds-Fund Management-Managers Fremont Global Fund” are hereby deleted and replaced with the following:

Other than the portion of the Fund’s assets invested in Managers Global Bond Fund, the Fund is managed by a group of Subadvisors, each with a specific investment focus. First Quadrant, L.P. (“First Quadrant”), located at 800 E. Colorado Blvd., Suite 900, Pasadena, California 91101, manages the U.S. equity portion of the Fund, focusing on U.S. equity investments. AMG, the indirect parent of the Investment Manager, indirectly owns a majority interest in First Quadrant. As of December 31, 2007, First Quadrant had assets and overlays under management of approximately $31.1 billion. Christopher G. Luck, CFA, is primarily responsible for the day-to-day management of the portion of the Fund managed by First Quadrant and has served in that capacity since 2004. Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since 1996, and is Director of Global Equities, a position he has held since 2004.

In addition, the fifth paragraph, on page 34 of the Prospectus, relating to Northstar, under the section titled “Summary of the Funds-Fund Management-Managers Fremont Global Fund” is hereby deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

MANAGERS TRUST I

MANAGERS FREMONT GLOBAL FUND

Supplement dated May 19, 2008

to the Statement of Additional Information dated March 1, 2008

The following information supplements and supersedes any information to the contrary relating to Managers Fremont Global Fund (the “Fund”), a series of Managers Trust I (the “Trust”), contained in the Fund’s Statement of Additional Information dated March 1, 2008 (the “SAI”).

At a meeting held on May 15-16, 2008, the Trust’s Board of Trustees approved the termination of the subadvisory agreements with respect to the Fund between the Fund’s investment manager, Managers Investment Group LLC (“Managers”), and each of Armstrong Shaw Associates Inc. (“Armstrong Shaw”) and Northstar Capital Management, Inc. (“Northstar”). Therefore, effective May 17, 2008, Armstrong Shaw and Northstar will no longer be subadvisors to the Fund, and the Fund’s portfolio will continue to be subadvised by Alliance Bernstein, L.P. (“Alliance Bernstein”), First Quadrant, L.P. (“First Quadrant”) and Wellington Management Company, LLP (“Wellington”), each managing a portion of the portfolio.

Effective May 17, 2008, all references to Armstrong Shaw and Northstar as subadvisors to the Fund in the SAI shall be deleted. All references to the subadvisors to the Fund shall now refer to Alliance Bernstein, First Quadrant and Wellington. In addition, the sections of the SAI titled “Subadvisor: Armstrong Shaw Associates Inc. (“Armstrong Shaw”)” and “Subadvisor: Northstar Capital Management Inc. (“Northstar”)” on pages 43 and 48, respectively, of the SAI under the section “Portfolio Managers of the Funds–Managers Fremont Global Fund” and Appendices C and F relating to the proxy voting policies of Armstrong Shaw and Northstar, respectively, are hereby deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE